Fixed Assets, Net (Details) - Schedule of Fixed Assets, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fixed Assets, Net [Line Items]
Fixed assets, gross	$ 1,234	$ 873
Less: accumulated depreciation	(273)	(80)
Fixed assets, net	961	793
Construction in progress [Member]
Schedule of Fixed Assets, Net [Line Items]
Fixed assets, gross	602	601
Catamaran tray sets [Member]
Schedule of Fixed Assets, Net [Line Items]
Fixed assets, gross	538	193
IT equipment [Member]
Schedule of Fixed Assets, Net [Line Items]
Fixed assets, gross	56	56
Leasehold improvements [Member]
Schedule of Fixed Assets, Net [Line Items]
Fixed assets, gross	15
Lab equipment [Member]
Schedule of Fixed Assets, Net [Line Items]
Fixed assets, gross	14	14
Office furniture [Member]
Schedule of Fixed Assets, Net [Line Items]
Fixed assets, gross	$ 9	$ 9